Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued					1,203,505,757
Equity	¥ 82,041,075,000	¥ 83,597,757,000	¥ 92,493,659,000
Exercise of share-based payment	0	2,282,000	1,737,000
Cash dividend (Note 46)		5,156,820,000	1,438,792,000
Repayment of optionally convertible promissory notes	0	0	8,342,096,000
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	117,000	117,000	75,000
Cash dividend (Note 46)		(42,000)
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	27,027,931,000	27,027,846,000	32,142,233,000
Exercise of share-based payment	¥ 85,000	42,475,000	17,403,000
Cash dividend (Note 46)		¥ 5,156,862,000	¥ 1,438,792,000
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued	1,789,682,644	1,789,682,644	1,203,505,757	1,203,505,757
Cash dividend (Note 46)		¥ 586,176,887
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	¥ 117,000	117,000	¥ 75,000	¥ 75,000
Cash dividend (Note 46)		42,000
Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	27,027,931,000	27,027,846,000	32,142,233,000	¥ 32,073,874,000
Exercise of share-based payment	¥ 85,000	42,475,000	17,403,000
Cash dividend (Note 46)		¥ (5,156,862,000)	(1,438,792,000)
Repayment of optionally convertible promissory notes			¥ 1,489,748,000